TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY - Income tax and social contributions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current liabilities [abstract]
Current income tax	R$ 1,075,787	R$ 447,236
Current social contributions	422,432	159,612
Total	1,498,218	606,848
Noncurrent liabilities:
Deferred income tax and social contribution	R$ 8,901,931	R$ 8,305,606